UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2022

*

This Form N-CSR pertains to the following series of the Registrant: MFS Equity Income Fund and MFS Emerging Markets Equity Research Fund. MFS Intrinsic Value Fund, a series of the Registrant with a fiscal year end of July 31, had not commenced operations as of the reporting period end.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2022
MFS®  Equity Income Fund
EQI-SEM

MFS® Equity Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to levels not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. This has in turn led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 18, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.1%
Apple, Inc.	4.5%
Alphabet, Inc., “A”	3.2%
JPMorgan Chase & Co.	3.1%
Merck & Co., Inc.	2.6%
Home Depot, Inc.	2.6%
Texas Instruments, Inc.	2.3%
United Parcel Service, Inc., “B”	2.1%
Johnson & Johnson	2.1%
McKesson Corp.	2.1%
GICS equity sectors (g)
Information Technology	18.0%
Financials	17.6%
Health Care	13.2%
Industrials	9.1%
Consumer Staples	7.4%
Communication Services	6.8%
Energy	6.2%
Consumer Discretionary	5.9%
Real Estate	5.2%
Utilities	4.0%
Convertible Debt	2.9%
Materials	2.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2021 through January 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2021 through January 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/21	Ending Account Value 1/31/22	Expenses Paid During Period (p) 8/01/21-1/31/22
A	Actual	0.88%	$1,000.00	$1,040.39	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
B	Actual	1.63%	$1,000.00	$1,036.49	$8.37
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
C	Actual	1.63%	$1,000.00	$1,036.56	$8.37
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
I	Actual	0.63%	$1,000.00	$1,042.13	$3.24
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R1	Actual	1.63%	$1,000.00	$1,036.42	$8.37
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R2	Actual	1.13%	$1,000.00	$1,039.00	$5.81
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75
R3	Actual	0.88%	$1,000.00	$1,041.00	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
R4	Actual	0.63%	$1,000.00	$1,042.09	$3.24
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R6	Actual	0.55%	$1,000.00	$1,042.14	$2.83
	Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.2%
Aerospace & Defense – 1.0%
Honeywell International, Inc.	10,944	$ 2,237,829
Huntington Ingalls Industries, Inc.	5,158	965,578
		$3,203,407
Biotechnology – 0.7%
Gilead Sciences, Inc.	34,147	$ 2,345,216
Brokerage & Asset Managers – 1.0%
Apollo Global Management, Inc.	38,008	$ 2,660,560
Invesco Ltd.	33,542	760,062
		$3,420,622
Business Services – 0.7%
Accenture PLC, “A”	6,383	$ 2,256,901
Cable TV – 1.9%
Comcast Corp., “A”	128,284	$ 6,412,917
Computer Software – 7.1%
Microsoft Corp.	75,171	$ 23,376,678
Computer Software - Systems – 6.1%
Apple, Inc.	84,734	$ 14,809,808
Hitachi Ltd.	74,500	3,883,297
Samsung Electronics Co. Ltd.	22,618	1,400,971
		$20,094,076
Electrical Equipment – 2.2%
Johnson Controls International PLC	83,189	$ 6,045,344
Schneider Electric SE	7,195	1,223,100
		$7,268,444
Electronics – 4.6%
Intel Corp.	93,730	$ 4,575,899
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,159	3,085,248
Texas Instruments, Inc.	41,644	7,474,681
		$15,135,828
Energy - Independent – 2.1%
Valero Energy Corp.	84,289	$ 6,993,458
Energy - Integrated – 0.3%
Exxon Mobil Corp.	13,632	$ 1,035,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.1%
Archer Daniels Midland Co.	29,055	$ 2,179,125
General Mills, Inc.	22,311	1,532,319
J.M. Smucker Co.	24,113	3,389,806
Nestle S.A.	17,976	2,315,883
PepsiCo, Inc.	3,894	675,687
		$10,092,820
Food & Drug Stores – 2.0%
Wal-Mart Stores, Inc.	47,162	$ 6,593,719
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	59,674	$ 2,412,620
Gaming & Lodging – 0.9%
International Game Technology PLC	112,161	$ 3,002,550
Health Maintenance Organizations – 2.0%
Cigna Corp.	29,227	$ 6,735,654
Insurance – 4.1%
Equitable Holdings, Inc.	61,094	$ 2,055,202
Everest Re Group Ltd.	4,812	1,363,721
Fairfax Financial Holdings Ltd.	3,646	1,760,544
Manulife Financial Corp.	218,055	4,539,905
MetLife, Inc.	55,987	3,754,488
		$13,473,860
Internet – 4.3%
Alphabet, Inc., “A” (a)	3,891	$ 10,529,318
Meta Platforms, Inc., “A” (a)	11,207	3,510,705
		$14,040,023
Leisure & Toys – 0.9%
Brunswick Corp.	11,314	$ 1,027,198
Nintendo Co. Ltd.	4,100	2,011,027
		$3,038,225
Machinery & Tools – 2.1%
Eaton Corp. PLC	37,612	$ 5,958,869
Regal Rexnord Corp.	7,023	1,113,005
		$7,071,874
Major Banks – 12.0%
Bank of America Corp.	149,090	$ 6,879,013
BNP Paribas	58,119	4,153,337
Goldman Sachs Group, Inc.	19,043	6,754,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
JPMorgan Chase & Co.	68,474	$ 10,175,236
Morgan Stanley	22,839	2,341,911
UBS Group AG	229,853	4,261,684
Wells Fargo & Co.	97,648	5,253,462
		$39,818,814
Medical & Health Technology & Services – 2.1%
McKesson Corp.	27,369	$ 7,026,170
Metals & Mining – 2.5%
Glencore PLC	519,721	$ 2,716,541
Rio Tinto PLC	76,528	5,391,336
		$8,107,877
Natural Gas - Distribution – 0.7%
UGI Corp.	53,294	$ 2,416,883
Natural Gas - Pipeline – 3.8%
Enbridge, Inc.	110,665	$ 4,678,549
Enterprise Products Partners LP	181,014	4,279,171
Equitrans Midstream Corp.	193,527	1,569,504
Pembina Pipeline Corp.	38,130	1,210,657
Plains All American Pipeline LP	70,998	764,648
		$12,502,529
Other Banks & Diversified Financials – 0.5%
SLM Corp.	89,688	$ 1,644,878
Pharmaceuticals – 8.4%
Bayer AG	46,817	$ 2,838,279
Eli Lilly & Co.	3,508	860,828
Johnson & Johnson	40,788	7,027,364
Merck & Co., Inc.	105,237	8,574,711
Pfizer, Inc.	51,172	2,696,253
Roche Holding AG	14,705	5,685,923
		$27,683,358
Railroad & Shipping – 0.5%
CSX Corp.	49,117	$ 1,680,784
Real Estate – 4.4%
EPR Properties, REIT	30,961	$ 1,361,355
Extra Space Storage, Inc., REIT	32,509	6,442,959
National Retail Properties, Inc., REIT	33,851	1,502,307
National Storage Affiliates Trust, REIT	26,950	1,659,042
Public Storage, Inc., REIT	2,223	797,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Spirit Realty Capital, Inc., REIT	60,706	$ 2,881,107
		$14,643,782
Restaurants – 1.4%
Starbucks Corp.	45,288	$ 4,452,716
Specialty Stores – 3.4%
Amazon.com, Inc. (a)	913	$ 2,731,212
Home Depot, Inc.	22,810	8,370,814
		$11,102,026
Tobacco – 2.3%
British American Tobacco PLC	39,519	$ 1,681,371
Japan Tobacco, Inc.	113,400	2,272,668
Philip Morris International, Inc.	35,874	3,689,641
		$7,643,680
Trucking – 2.1%
United Parcel Service, Inc., “B”	35,070	$ 7,091,505
Utilities - Electric Power – 3.3%
Duke Energy Corp.	9,838	$ 1,033,580
Edison International	32,851	2,062,715
Exelon Corp.	114,416	6,630,407
Portland General Electric Co.	23,307	1,224,550
		$10,951,252
Total Common Stocks (Identified Cost, $234,611,244)		$ 314,770,633
Convertible Preferred Stocks – 2.9%
Medical Equipment – 2.9%
Boston Scientific Corp., 5.5%	37,863	$ 4,412,554
Danaher Corp., 4.75%	2,772	5,284,125
Total Convertible Preferred Stocks (Identified Cost, $8,579,964)		$ 9,696,679
Preferred Stocks – 0.7%
Computer Software - Systems – 0.7%
Samsung Electronics Co. Ltd. (Identified Cost, $2,101,315)	42,740	$ 2,395,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $9,530,818)	9,530,818	$ 9,530,818

Other Assets, Less Liabilities – (1.7)%		(5,713,893)
Net Assets – 100.0%		$ 330,679,841

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,530,818 and $326,862,916, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $245,292,523)	$326,862,916
Investments in affiliated issuers, at value (identified cost, $9,530,818)	9,530,818
Receivables for
Investments sold	18,299,654
Fund shares sold	1,135,339
Interest and dividends	551,241
Receivable from investment adviser	1,126
Other assets	38,663
Total assets	$356,419,757
Liabilities
Payable to custodian	$692
Payables for
Investments purchased	25,334,707
Fund shares reacquired	281,360
Payable to affiliates
Administrative services fee	581
Shareholder servicing costs	70,066
Distribution and service fees	8,082
Payable for independent Trustees' compensation	1,163
Accrued expenses and other liabilities	43,265
Total liabilities	$25,739,916
Net assets	$330,679,841
Net assets consist of
Paid-in capital	$238,275,398
Total distributable earnings (loss)	92,404,443
Net assets	$330,679,841
Shares of beneficial interest outstanding	16,689,771

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$219,991,951	11,114,622	$19.79
Class B	3,727,816	188,330	19.79
Class C	16,346,970	826,112	19.79
Class I	52,049,212	2,627,862	19.81
Class R1	189,424	9,526	19.88
Class R2	257,570	12,973	19.85
Class R3	1,214,150	61,209	19.84
Class R4	435,833	21,995	19.82
Class R6	36,466,915	1,827,142	19.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.00 [100 / 94.25 x $19.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,851,232
Other	1,975
Income on securities loaned	1,632
Dividends from affiliated issuers	1,175
Foreign taxes withheld	(78,390)
Total investment income	$3,777,624
Expenses
Management fee	$793,888
Distribution and service fees	373,103
Shareholder servicing costs	132,503
Administrative services fee	26,358
Independent Trustees' compensation	2,990
Custodian fee	14,173
Shareholder communications	11,773
Audit and tax fees	27,439
Legal fees	723
Miscellaneous	90,729
Total expenses	$1,473,679
Reduction of expenses by investment adviser and distributor	(118,873)
Net expenses	$1,354,806
Net investment income (loss)	$2,422,818
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,993,152
Foreign currency	(9,978)
Net realized gain (loss)	$14,983,174
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,050,714)
Translation of assets and liabilities in foreign currencies	(14,234)
Net unrealized gain (loss)	$(5,064,948)
Net realized and unrealized gain (loss)	$9,918,226
Change in net assets from operations	$12,341,044
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21
Change in net assets
From operations
Net investment income (loss)	$2,422,818	$4,474,083
Net realized gain (loss)	14,983,174	17,517,614
Net unrealized gain (loss)	(5,064,948)	56,162,729
Change in net assets from operations	$12,341,044	$78,154,426
Total distributions to shareholders	$(22,720,700)	$(8,020,112)
Change in net assets from fund share transactions	$44,416,014	$21,280,462
Total change in net assets	$34,036,358	$91,414,776
Net assets
At beginning of period	296,643,483	205,228,707
At end of period	$330,679,841	$296,643,483
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.45	$15.29	$15.40	$16.05	$15.25	$13.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.33	$0.31	$0.30	$0.31	$0.29
Net realized and unrealized gain (loss)	0.66	5.42	(0.06)	0.00(w)	1.32	1.67
Total from investment operations	$0.82	$5.75	$0.25	$0.30	$1.63	$1.96
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.32)	$(0.31)	$(0.34)	$(0.28)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.48)	$(0.59)	$(0.36)	$(0.95)	$(0.83)	$(0.28)
Net asset value, end of period (x)	$19.79	$20.45	$15.29	$15.40	$16.05	$15.25
Total return (%) (r)(s)(t)(x)	4.04(n)	38.34	1.69	2.56	10.91	14.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.99	1.02	1.02	1.03	1.17
Expenses after expense reductions	0.88(a)	0.88	0.89	0.89	0.89	0.99
Net investment income (loss)	1.51(a)	1.81	2.05	1.97	1.95	2.02
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$219,992	$200,391	$139,563	$138,043	$135,139	$134,180
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.45	$15.29	$15.39	$16.03	$15.23	$13.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.20	$0.19	$0.19	$0.18
Net realized and unrealized gain (loss)	0.67	5.42	(0.06)	0.00(w)	1.32	1.66
Total from investment operations	$0.75	$5.61	$0.14	$0.19	$1.51	$1.84
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.16)	$(0.20)	$(0.19)	$(0.22)	$(0.17)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.41)	$(0.45)	$(0.24)	$(0.83)	$(0.71)	$(0.17)
Net asset value, end of period (x)	$19.79	$20.45	$15.29	$15.39	$16.03	$15.23
Total return (%) (r)(s)(t)(x)	3.65(n)	37.26	0.92	1.86	10.07	13.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70(a)	1.74	1.77	1.77	1.78	1.92
Expenses after expense reductions	1.63(a)	1.63	1.64	1.64	1.64	1.74
Net investment income (loss)	0.78(a)	1.07	1.32	1.21	1.20	1.26
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$3,728	$3,911	$3,534	$4,604	$4,378	$4,298
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.45	$15.29	$15.39	$16.03	$15.23	$13.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.20	$0.19	$0.19	$0.18
Net realized and unrealized gain (loss)	0.67	5.42	(0.06)	0.00(w)	1.32	1.67
Total from investment operations	$0.75	$5.61	$0.14	$0.19	$1.51	$1.85
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.16)	$(0.20)	$(0.19)	$(0.22)	$(0.17)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.41)	$(0.45)	$(0.24)	$(0.83)	$(0.71)	$(0.17)
Net asset value, end of period (x)	$19.79	$20.45	$15.29	$15.39	$16.03	$15.23
Total return (%) (r)(s)(t)(x)	3.66(n)	37.27	0.95	1.84	10.06	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70(a)	1.74	1.77	1.77	1.78	1.92
Expenses after expense reductions	1.63(a)	1.63	1.64	1.64	1.64	1.74
Net investment income (loss)	0.77(a)	1.07	1.31	1.21	1.20	1.26
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$16,347	$16,922	$15,705	$19,000	$19,927	$21,460
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.46	$15.30	$15.41	$16.06	$15.26	$13.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.37	$0.35	$0.34	$0.34	$0.34
Net realized and unrealized gain (loss)	0.68	5.43	(0.06)	0.00(w)	1.33	1.67
Total from investment operations	$0.86	$5.80	$0.29	$0.34	$1.67	$2.01
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.35)	$(0.36)	$(0.35)	$(0.38)	$(0.32)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.51)	$(0.64)	$(0.40)	$(0.99)	$(0.87)	$(0.32)
Net asset value, end of period (x)	$19.81	$20.46	$15.30	$15.41	$16.06	$15.26
Total return (%) (r)(s)(t)(x)	4.21(n)	38.66	1.95	2.82	11.18	14.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.73	0.77	0.77	0.78	0.91
Expenses after expense reductions	0.63(a)	0.63	0.64	0.64	0.64	0.74
Net investment income (loss)	1.73(a)	2.05	2.31	2.20	2.19	2.37
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$52,049	$40,722	$21,344	$23,261	$13,878	$8,992
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.54	$15.36	$15.47	$16.11	$15.30	$13.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.19	$0.19	$0.19	$0.18
Net realized and unrealized gain (loss)	0.67	5.45	(0.05)	0.01	1.33	1.67
Total from investment operations	$0.75	$5.64	$0.14	$0.20	$1.52	$1.85
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.21)	$(0.20)	$(0.22)	$(0.17)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.41)	$(0.46)	$(0.25)	$(0.84)	$(0.71)	$(0.17)
Net asset value, end of period (x)	$19.88	$20.54	$15.36	$15.47	$16.11	$15.30
Total return (%) (r)(s)(t)(x)	3.64(n)	37.27	0.92	1.85	10.09	13.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70(a)	1.73	1.77	1.77	1.78	1.92
Expenses after expense reductions	1.63(a)	1.63	1.64	1.64	1.64	1.74
Net investment income (loss)	0.76(a)	1.06	1.28	1.21	1.20	1.27
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$189	$177	$121	$103	$85	$83
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.51	$15.34	$15.44	$16.08	$15.28	$13.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.28	$0.26	$0.26	$0.25
Net realized and unrealized gain (loss)	0.67	5.43	(0.06)	0.01	1.34	1.67
Total from investment operations	$0.80	$5.71	$0.22	$0.27	$1.60	$1.92
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.28)	$(0.27)	$(0.31)	$(0.24)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.46)	$(0.54)	$(0.32)	$(0.91)	$(0.80)	$(0.24)
Net asset value, end of period (x)	$19.85	$20.51	$15.34	$15.44	$16.08	$15.28
Total return (%) (r)(s)(t)(x)	3.90(n)	37.92	1.46	2.38	10.63	14.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.24	1.27	1.27	1.28	1.42
Expenses after expense reductions	1.13(a)	1.13	1.14	1.14	1.14	1.24
Net investment income (loss)	1.26(a)	1.57	1.80	1.69	1.64	1.76
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$258	$242	$210	$369	$298	$94
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.48	$15.32	$15.43	$16.08	$15.27	$13.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.31	$0.31	$0.31	$0.29
Net realized and unrealized gain (loss)	0.69	5.43	(0.06)	(0.01)	1.33	1.67
Total from investment operations	$0.84	$5.76	$0.25	$0.30	$1.64	$1.96
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.32)	$(0.31)	$(0.34)	$(0.28)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.48)	$(0.60)	$(0.36)	$(0.95)	$(0.83)	$(0.28)
Net asset value, end of period (x)	$19.84	$20.48	$15.32	$15.43	$16.08	$15.27
Total return (%) (r)(s)(t)(x)	4.10(n)	38.29	1.69	2.57	10.94	14.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.97	1.02	1.02	1.03	1.17
Expenses after expense reductions	0.88(a)	0.87	0.89	0.89	0.89	0.99
Net investment income (loss)	1.47(a)	1.74	2.05	2.04	1.97	2.02
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$1,214	$806	$201	$182	$98	$137
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.47	$15.31	$15.42	$16.06	$15.26	$13.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.39	$0.35	$0.34	$0.35	$0.32
Net realized and unrealized gain (loss)	0.68	5.41	(0.06)	0.01	1.32	1.67
Total from investment operations	$0.86	$5.80	$0.29	$0.35	$1.67	$1.99
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.35)	$(0.36)	$(0.35)	$(0.38)	$(0.31)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.51)	$(0.64)	$(0.40)	$(0.99)	$(0.87)	$(0.31)
Net asset value, end of period (x)	$19.82	$20.47	$15.31	$15.42	$16.06	$15.26
Total return (%) (r)(s)(t)(x)	4.21(n)	38.64	1.95	2.88	11.18	14.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.72	0.77	0.77	0.78	0.92
Expenses after expense reductions	0.63(a)	0.63	0.64	0.64	0.64	0.74
Net investment income (loss)	1.77(a)	2.09	2.29	2.25	2.22	2.27
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$436	$424	$101	$88	$56	$63
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$20.61	$15.41	$15.52	$16.15	$15.35	$13.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.39	$0.36	$0.36	$0.36	$0.26
Net realized and unrealized gain (loss)	0.67	5.46	(0.06)	0.01	1.33	1.77
Total from investment operations	$0.86	$5.85	$0.30	$0.37	$1.69	$2.03
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.36)	$(0.37)	$(0.36)	$(0.40)	$(0.33)
From net realized gain	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)	—
Total distributions declared to shareholders	$(1.51)	$(0.65)	$(0.41)	$(1.00)	$(0.89)	$(0.33)
Net asset value, end of period (x)	$19.96	$20.61	$15.41	$15.52	$16.15	$15.35
Total return (%) (r)(s)(t)(x)	4.21(n)	38.76	2.03	3.02	11.23	15.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63(a)	0.65	0.68	0.68	0.68	0.84
Expenses after expense reductions	0.55(a)	0.55	0.55	0.55	0.54	0.63
Net investment income (loss)	1.83(a)	2.14	2.39	2.31	2.30	1.73
Portfolio turnover	24(n)	43	42	39	51	47
Net assets at end of period (000 omitted)	$36,467	$33,049	$24,451	$25,922	$25,684	$23,293

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$269,356,992	$—	$—	$269,356,992
Switzerland	—	12,263,490	—	12,263,490
Canada	12,189,655	—	—	12,189,655
United Kingdom	1,681,371	8,107,877	—	9,789,248
Japan	—	8,166,992	—	8,166,992
France	—	5,376,437	—	5,376,437
South Korea	—	3,796,575	—	3,796,575
Taiwan	3,085,248	—	—	3,085,248
Germany	—	2,838,279	—	2,838,279
Mutual Funds	9,530,818	—	—	9,530,818
Total	$295,844,084	$40,549,650	$—	$336,393,734
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

Notes to Financial Statements (unaudited) - continued
collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/21
Ordinary income (including any short-term capital gains)	$4,662,077
Long-term capital gains	3,358,035
Total distributions	$8,020,112
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/22
Cost of investments	$256,026,122
Gross appreciation	83,272,263
Gross depreciation	(2,904,651)
Net unrealized appreciation (depreciation)	$ 80,367,612
As of 7/31/21
Undistributed ordinary income	3,074,549
Undistributed long-term capital gain	12,350,829
Other temporary differences	1,568,523
Net unrealized appreciation (depreciation)	85,790,198
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/22	Year ended 7/31/21
Class A	$15,140,118	$5,427,649
Class B	252,523	96,065
Class C	1,120,292	432,420
Class I	3,531,935	996,672
Class R1	12,324	3,722
Class R2	17,666	6,705
Class R3	41,748	10,995
Class R4	30,573	6,774
Class R6	2,573,521	1,039,110
Total	$22,720,700	$8,020,112
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended January 31, 2022, this management fee reduction amounted to $21,560, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2022. For the six months ended January 31, 2022, this reduction amounted to $97,304, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,910 for the six months ended January 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 266,209
Class B	0.75%	0.25%	1.00%	1.00%	19,168
Class C	0.75%	0.25%	1.00%	1.00%	85,141
Class R1	0.75%	0.25%	1.00%	1.00%	927
Class R2	0.25%	0.25%	0.50%	0.50%	638
Class R3	—	0.25%	0.25%	0.25%	1,020
Total Distribution and Service Fees					$373,103
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2022, this rebate amounted to $9 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2022, were as follows:
Amount
Class A	$1,262
Class B	427
Class C	81
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2022, the fee was $15,098, which equated to 0.0095% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $117,405.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2022 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At January 31, 2022, MFS held approximately 52% of the outstanding shares of Class R1.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2022, this reimbursement amounted to $1,975, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended January 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $96,022,225 and $72,865,666, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/22		Year ended 7/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,147,505	$23,517,983	1,849,009	$33,945,171
Class B	5,066	103,287	7,502	140,379
Class C	77,865	1,597,934	160,824	2,952,073
Class I	714,576	14,704,411	904,887	16,860,998
Class R1	285	5,792	647	12,075
Class R2	368	7,609	524	9,258
Class R3	43,944	895,394	42,476	812,602
Class R4	779	15,918	13,759	249,326
Class R6	249,529	5,110,704	380,858	6,932,197
	2,239,917	$45,959,032	3,360,486	$61,914,079
Shares issued to shareholders in reinvestment of distributions
Class A	762,185	$15,131,869	308,877	$5,418,146
Class B	12,668	251,603	5,481	95,400
Class C	56,319	1,118,107	24,792	431,174
Class I	176,868	3,512,880	54,440	961,835
Class R1	618	12,324	212	3,722
Class R2	887	17,666	384	6,705
Class R3	2,098	41,748	596	10,995
Class R4	1,538	30,573	372	6,774
Class R6	122,552	2,453,051	54,439	962,285
	1,135,733	$22,569,821	449,593	$7,897,036
Shares reacquired
Class A	(593,898)	$(12,153,783)	(1,484,551)	$(26,024,199)
Class B	(20,654)	(421,949)	(52,853)	(946,476)
Class C	(135,663)	(2,779,902)	(385,328)	(6,963,612)
Class I	(253,650)	(5,164,576)	(364,047)	(6,609,096)
Class R1	(3)	(63)	(93)	(1,775)
Class R2	(58)	(1,187)	(2,808)	(48,089)
Class R3	(24,200)	(497,755)	(16,838)	(327,666)
Class R4	(1,023)	(20,764)	(26)	(514)
Class R6	(148,749)	(3,072,860)	(418,513)	(7,609,226)
	(1,177,898)	$(24,112,839)	(2,725,057)	$(48,530,653)

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/22		Year ended 7/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	1,315,792	$26,496,069	673,335	$13,339,118
Class B	(2,920)	(67,059)	(39,870)	(710,697)
Class C	(1,479)	(63,861)	(199,712)	(3,580,365)
Class I	637,794	13,052,715	595,280	11,213,737
Class R1	900	18,053	766	14,022
Class R2	1,197	24,088	(1,900)	(32,126)
Class R3	21,842	439,387	26,234	495,931
Class R4	1,294	25,727	14,105	255,586
Class R6	223,332	4,490,895	16,784	285,256
	2,197,752	$44,416,014	1,085,022	$21,280,462
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2022, the fund’s commitment fee and interest expense were $523 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,365,969	$27,841,787	$21,676,938	$—	$—	$9,530,818

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,175	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
January 31, 2022
MFS®  Emerging Markets
Equity Research Fund
EEM-SEM

MFS® Emerging Markets
Equity Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to levels not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. This has in turn led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 18, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.9%
Tata Consultancy Services Ltd.	2.5%
PT United Tractors Tbk	2.5%
Reliance Industries Ltd.	2.5%
Maruti Suzuki India Ltd.	2.4%
China Resources Gas Group Ltd.	2.3%
NetEase.com, Inc., ADR	2.3%
UPL Ltd.	2.2%
GICS equity industries (g)
Information Technology	20.2%
Financials	19.1%
Communication Services	15.3%
Consumer Discretionary	10.7%
Consumer Staples	10.7%
Energy	7.7%
Materials	6.7%
Utilities	2.9%
Industrials	2.6%
Real Estate	1.4%
Health Care	0.8%
Issuer country weightings (x)
China	26.9%
India	14.1%
Taiwan	13.0%
South Korea	9.9%
Russia	5.7%
Hong Kong	5.6%
Brazil	5.1%
Indonesia	3.8%
United States	2.8%
Other Countries	13.1%
Currency exposure weightings (y)
Hong Kong Dollar	23.4%
Indian Rupee	14.1%
Taiwan Dollar	13.0%
South Korean Won	9.9%
Chinese Renminbi	7.1%
United States Dollar	6.4%
Brazilian Real	5.1%
Euro	3.9%
Indonesian Rupiah	3.8%
Other Currencies	13.3%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2021 through January 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2021 through January 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/21	Ending Account Value 1/31/22	Expenses Paid During Period (p) 8/01/21-1/31/22
A	Actual	1.25%	$1,000.00	$989.96	$6.27
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
C	Actual	2.00%	$1,000.00	$986.28	$10.01
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
I	Actual	1.00%	$1,000.00	$990.96	$5.02
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R1	Actual	2.00%	$1,000.00	$986.28	$10.01
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
R2	Actual	1.50%	$1,000.00	$988.83	$7.52
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R3	Actual	1.25%	$1,000.00	$989.90	$6.27
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R4	Actual	1.00%	$1,000.00	$990.96	$5.02
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R6	Actual	0.99%	$1,000.00	$991.03	$4.97
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Alcoholic Beverages – 4.6%
China Resources Beer Holdings Co. Ltd.	6,000	$ 44,796
Jiangsu Yanghe Brewery JSC Ltd.	1,400	34,533
Kweichow Moutai Co. Ltd.	200	59,290
		$138,619
Automotive – 6.3%
BYD Co. Ltd.	1,500	$ 43,177
Maruti Suzuki India Ltd.	629	72,615
PT United Tractors Tbk	47,100	75,733
		$191,525
Biotechnology – 0.4%
Hugel, Inc.	113	$ 13,227
Brokerage & Asset Managers – 3.5%
B3 S.A. - Brasil Bolsa Balcao	9,300	$ 25,605
Hong Kong Exchanges & Clearing Ltd.	900	50,794
Moscow Exchange MICEX-RTS PJSC	15,769	29,535
		$105,934
Business Services – 2.5%
Tata Consultancy Services Ltd.	1,511	$ 75,894
Chemicals – 2.2%
UPL Ltd.	6,491	$ 67,719
Computer Software – 5.6%
Kingsoft Corp. Ltd.	10,600	$ 47,866
Naver Corp.	194	51,397
NetEase.com, Inc., ADR	668	69,045
		$168,308
Computer Software - Systems – 6.8%
EPAM Systems, Inc. (a)	61	$ 29,045
Samsung Electronics Co. Ltd.	2,872	177,893
		$206,938
Construction – 2.9%
Gree Electric Appliances, Inc., “A”	10,700	$ 63,758
Techtronic Industries Co. Ltd.	1,500	24,624
		$88,382
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.1%
Amorepacific Corp. (a)	262	$ 34,265
Consumer Services – 1.1%
Localiza Rent a Car S.A.	3,000	$ 33,107
Electrical Equipment – 0.9%
Advantech Co. Ltd.	2,000	$ 27,978
Electronics – 9.9%
E Ink Holdings, Inc.	5,000	$ 27,627
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	273,276
		$300,903
Energy - Independent – 2.5%
Reliance Industries Ltd.	2,331	$ 74,551
Energy - Integrated – 2.8%
Galp Energia SGPS S.A.	4,298	$ 47,389
LUKOIL PJSC, ADR	405	36,323
		$83,712
Engineering - Construction – 0.7%
Doosan Bobcat, Inc. (a)	705	$ 21,987
Food & Beverages – 3.1%
Gruma S.A.B. de C.V.	3,567	$ 46,654
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	7,800	46,887
		$93,541
Forest & Paper Products – 1.0%
Suzano S.A.	2,600	$ 28,986
General Merchandise – 1.9%
BIM Birlesik Magazalar A.S.	4,314	$ 22,876
Wal-Mart de Mexico S.A.B. de C.V.	10,004	34,016
		$56,892
Insurance – 1.7%
AIA Group Ltd.	5,000	$ 51,936
Internet – 7.0%
Allegro.EU S.A. (a)	1,623	$ 15,054
Tencent Holdings Ltd.	3,200	195,319
		$210,373
Major Banks – 1.2%
SBI Cards & Payment Services Ltd. (a)	2,954	$ 34,906
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.3%
Burning Rock Biotech Ltd., ADR (a)	1,096	$ 9,864
Metals & Mining – 1.6%
Vale S.A., ADR	3,092	$ 46,937
Natural Gas - Distribution – 2.3%
China Resources Gas Group Ltd.	14,000	$ 70,027
Other Banks & Diversified Financials – 12.7%
Bank Central Asia Tbk PT	74,100	$ 39,286
Chailease Holding Co. Ltd.	7,200	66,314
Credicorp Ltd.	342	48,981
HDFC Bank Ltd.	2,900	58,146
Komercni Banka A.S.	1,093	48,476
Kotak Mahindra Bank Ltd.	626	15,581
Muthoot Finance Ltd.	827	16,222
Sberbank of Russia PJSC	11,152	38,162
TCS Group Holding PLC	262	18,882
Tisco Financial Group PCL	11,700	34,701
		$384,751
Precious Metals & Minerals – 1.6%
Polymetal International PLC	3,376	$ 48,444
Real Estate – 1.4%
ESR Cayman Ltd. (a)	12,600	$ 42,600
Restaurants – 2.0%
Yum China Holdings, Inc.	1,260	$ 60,694
Specialty Chemicals – 0.3%
Asian Paints Ltd.	239	$ 10,076
Specialty Stores – 2.3%
JD.com, Inc., “A” (a)	152	$ 5,668
Meituan, “B” (a)	2,200	62,594
		$68,262
Telecommunications - Wireless – 1.6%
Advanced Info Service Public Co. Ltd.	7,200	$ 47,575
Telephone Services – 1.7%
Hellenic Telecommunications Organization S.A.	2,644	$ 51,284
Utilities - Electric Power – 0.6%
Energisa S.A., IEU	2,300	$ 18,906
Total Common Stocks (Identified Cost, $3,175,358)		$ 2,969,103
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $18,337)	18,337	$ 18,337

Other Assets, Less Liabilities – 1.3%		38,317
Net Assets – 100.0%		$ 3,025,757

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,337 and $2,969,103, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 1/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,175,358)	$2,969,103
Investments in affiliated issuers, at value (identified cost, $18,337)	18,337
Receivables for
Investments sold	4,872
Dividends	7,457
Receivable from investment adviser	20,972
Other assets	37,168
Total assets	$3,057,909
Liabilities
Payables for
Investments purchased	$5,537
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	43
Distribution and service fees	18
Payable for independent Trustees' compensation	605
Deferred country tax expense payable	7,063
Accrued expenses and other liabilities	18,694
Total liabilities	$32,152
Net assets	$3,025,757
Net assets consist of
Paid-in capital	$3,264,310
Total distributable earnings (loss)	(238,553)
Net assets	$3,025,757
Shares of beneficial interest outstanding	333,593
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$169,179	18,656	$9.07
Class C	51,097	5,660	9.03
Class I	45,736	5,042	9.07
Class R1	45,308	5,019	9.03
Class R2	45,521	5,021	9.07
Class R3	45,628	5,031	9.07
Class R4	45,736	5,042	9.07
Class R6	2,577,552	284,122	9.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.62 [100 / 94.25 x $9.07]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 1/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$28,914
Dividends from affiliated issuers	9
Foreign taxes withheld	(2,673)
Total investment income	$26,250
Expenses
Management fee	$13,474
Distribution and service fees	869
Shareholder servicing costs	780
Administrative services fee	8,823
Independent Trustees' compensation	1,448
Custodian fee	7,689
Shareholder communications	2,760
Audit and tax fees	18,978
Legal fees	35
Registration fees	54,068
Miscellaneous	14,669
Total expenses	$123,593
Reduction of expenses by investment adviser	(108,663)
Net expenses	$14,930
Net investment income (loss)	$11,320
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,831 country tax)	$(24,576)
Foreign currency	(1,015)
Net realized gain (loss)	$(25,591)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,671 increase in deferred country tax)	$(27,943)
Translation of assets and liabilities in foreign currencies	59
Net unrealized gain (loss)	$(27,884)
Net realized and unrealized gain (loss)	$(53,475)
Change in net assets from operations	$(42,155)
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Change in net assets
From operations
Net investment income (loss)	$11,320	$10,397
Net realized gain (loss)	(25,591)	2,976
Net unrealized gain (loss)	(27,884)	(185,370)
Change in net assets from operations	$(42,155)	$(171,997)
Total distributions to shareholders	$(24,809)	$—
Change in net assets from fund share transactions	$1,034,437	$2,230,281
Total change in net assets	$967,473	$2,058,284
Net assets
At beginning of period	2,058,284	—
At end of period	$3,025,757	$2,058,284

(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.10)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.02)	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.05)	$—
Net asset value, end of period (x)	$9.07	$9.22
Total return (%) (r)(s)(t)(x)	(1.00)(n)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.11(a)	9.75(a)
Expenses after expense reductions (f)	1.25(a)	1.25(a)
Net investment income (loss)	0.66(a)	0.97(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$169	$166
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01
Net realized and unrealized gain (loss)	(0.12)	(0.82)
Total from investment operations	$(0.13)	$(0.81)
Less distributions declared to shareholders
From net investment income	$—	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.03)	$—
Net asset value, end of period (x)	$9.03	$9.19
Total return (%) (r)(s)(t)(x)	(1.37)(n)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.84(a)	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00(a)
Net investment income (loss)	(0.11)(a)	0.20(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$51	$47
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.09)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.04)	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$—
Net asset value, end of period (x)	$9.07	$9.23
Total return (%) (r)(s)(t)(x)	(0.90)(n)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.87(a)	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00(a)
Net investment income (loss)	0.89(a)	1.20(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$46	$47
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.01
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.13)	$(0.81)
Less distributions declared to shareholders
From net investment income	$—	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.03)	$—
Net asset value, end of period (x)	$9.03	$9.19
Total return (%) (r)(s)(t)(x)	(1.37)(n)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.87(a)	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00(a)
Net investment income (loss)	(0.09)(a)	0.21(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$45	$46
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.11)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.03)	$—
Net asset value, end of period (x)	$9.07	$9.21
Total return (%) (r)(s)(t)(x)	(1.12)(n)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.36(a)	10.01(a)
Expenses after expense reductions (f)	1.50(a)	1.50(a)
Net investment income (loss)	0.39(a)	0.70(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$46	$46
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.10)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.02)	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.05)	$—
Net asset value, end of period (x)	$9.07	$9.22
Total return (%) (r)(s)(t)(x)	(1.01)(n)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.11(a)	9.76(a)
Expenses after expense reductions (f)	1.25(a)	1.25(a)
Net investment income (loss)	0.65(a)	0.95(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$46	$46
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.09)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.04)	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$—
Net asset value, end of period (x)	$9.07	$9.23
Total return (%) (r)(s)(t)(x)	(0.90)(n)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.86(a)	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00(a)
Net investment income (loss)	0.90(a)	1.19(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$46	$46
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21(c)
Net asset value, beginning of period	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05
Net realized and unrealized gain (loss)	(0.13)	(0.82)
Total from investment operations	$(0.09)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.04)	$—
From net realized gain	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$—
Net asset value, end of period (x)	$9.07	$9.23
Total return (%) (r)(s)(t)(x)	(0.90)(n)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.61(a)	9.50(a)
Expenses after expense reductions (f)	0.99(a)	0.99(a)
Net investment income (loss)	0.85(a)	1.20(a)
Portfolio turnover	16(n)	17(n)
Net assets at end of period (000 omitted)	$2,578	$1,615

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a non-diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing
22

Notes to Financial Statements (unaudited) - continued
service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
23

Notes to Financial Statements (unaudited) - continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$268,920	$544,598	$—	$813,518
India	90,132	335,578	—	425,710
Taiwan	—	395,195	—	395,195
South Korea	—	298,769	—	298,769
Russia	—	171,346	—	171,346
Hong Kong	24,624	145,330	—	169,954
Brazil	153,541	—	—	153,541
Indonesia	115,019	—	—	115,019
Thailand	—	82,276	—	82,276
Other Countries	209,980	133,795	—	343,775
Mutual Funds	18,337	—	—	18,337
Total	$880,553	$2,106,887	$—	$2,987,440
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
24

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended January 31, 2022, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended July 31, 2021.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/22
Cost of investments	$3,202,062
Gross appreciation	133,346
Gross depreciation	(347,968)
Net unrealized appreciation (depreciation)	$ (214,622)
As of 7/31/21
Undistributed ordinary income	20,542
Other temporary differences	(781)
Net unrealized appreciation (depreciation)	(191,350)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
25

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/22	Year ended 7/31/21(c)
Class A	$1,051	$—
Class C	188	—
Class I	389	—
Class R1	172	—
Class R2	189	—
Class R3	289	—
Class R4	390	—
Class R6	22,141	—
Total	$24,809	$—

(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended January 31, 2022, this management fee reduction amounted to $193, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2022 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
26

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2022. For the six months ended January 31, 2022, this reduction amounted to $108,470, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1 for the six months ended January 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 210
Class C	0.75%	0.25%	1.00%	1.00%	251
Class R1	0.75%	0.25%	1.00%	1.00%	232
Class R2	0.25%	0.25%	0.50%	0.50%	117
Class R3	—	0.25%	0.25%	0.25%	59
Total Distribution and Service Fees					$869
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2022.
27

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2022.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2022, the fee was $108, which equated to 0.0076% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $672.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2022 was equivalent to an annual effective rate of 0.6221% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 15, 2021, MFS purchased 106,723 shares of Class R6 for an aggregate amount of $1,000,000.
On February 22, 2021, MFS purchased 15,000 shares of Class A, 5,000 shares each of Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 175,000 shares of Class R6 for an aggregate amount of $2,200,000 as an initial investment in the fund.
At January 31, 2022, MFS held approximately 81% and 89% of the outstanding shares of Class A and Class C, respectively, and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the six months ended January 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,430,320 and $439,380, respectively.
28

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/22		Year ended 7/31/21 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	575	$5,232	17,976	$178,795
Class C	544	5,031	5,101	50,968
Class I	—	—	5,067	50,650
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	106,723	1,000,000	175,000	1,750,000
	107,842	$1,010,263	223,144	$2,230,413
Shares issued to shareholders in reinvestment of distributions
Class A	114	$1,051	—	$—
Class C	21	188	—	—
Class I	42	389	—	—
Class R1	19	172	—	—
Class R2	21	189	—	—
Class R3	31	289	—	—
Class R4	42	390	—	—
Class R6	2,399	22,141	—	—
	2,689	$24,809	—	$—
Shares reacquired
Class A	(8)	$(73)	(1)	$(13)
Class C	(3)	(25)	(3)	(25)
Class I	(57)	(537)	(10)	(94)
	(68)	$(635)	(14)	$(132)
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/22		Year ended 7/31/21 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	681	$6,210	17,975	$178,782
Class C	562	5,194	5,098	50,943
Class I	(15)	(148)	5,057	50,556
Class R1	19	172	5,000	50,000
Class R2	21	189	5,000	50,000
Class R3	31	289	5,000	50,000
Class R4	42	390	5,000	50,000
Class R6	109,122	1,022,141	175,000	1,750,000
	110,463	$1,034,437	223,130	$2,230,281

(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2022, the fund’s commitment fee and interest expense were $4 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,408	$1,032,673	$1,081,744	$—	$—	$18,337
30

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Subsequent Event
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities will be considered illiquid and the value of those securities will reflect their illiquid classification. This may negatively impact the fund’s performance and/or ability to achieve its investment objective. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Equity Income Fund and MFS Emerging Markets Equity Research Fund, each a series of the Registrant, is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 18, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2022

*	Print name and title of each signing officer under his or her signature.